Summary of Significant Accounting Policies and Use of Estimates and Judgments (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies and Use of Estimates and Judgments [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are:
Laboratory equipment	5 – 10 years
Office equipment	3 – 10 years
Right-of-use assets	Lease terms

Schedule of Cost of Revenue	For the six months ended June 30, 2025 and 2024, cost of revenue consisted of as follows;
	Six months ended
	June 30,
	2025	2024
Test kits	$97,128	$112,014
Labor	-	89,721
	$97,128	$201,735

Schedule of Antidilutive Securities	As the Company has recorded net losses from operations in all periods presented, it has excluded stock options, convertible debt, and warrants from the diluted loss per share calculation as the exercise of such would be anti-dilutive.
	June 30,	June 30,
	2025	2024
Weighted average number of ordinary shares outstanding - basic	3,144,409	558,751
Effect of potentially dilutive ordinary shares	-	-
Weighted average number of ordinary shares outstanding - diluted	3,144,409	558,751